Organization, Description of Business and Going Concern	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Organization, Description of Business and Going Concern

1.      ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN

Oxford Investments Holdings Inc. (formerly, International E-Gaming Developers Ltd.) (“the Company”) was incorporated on October 13, 2000 under the laws of the Province of Ontario, Canada.  On May 17, 2001, the Company changed its name to Oxford Software Developers Inc. and then changed its name to Oxford Investments Holdings Inc. on December 18, 2003.

The Company focuses on becoming a provider of stored value cards catering to a wide variety of markets and to acquire ownership interests of companies in China.  These products and services are aimed at capitalizing on stored-value and re-loadable prepaid card financial products.

Going concern

The accompanying consolidated financial statements have been prepared on a going concern basis and do not include any adjustments to the measurement and classification of the recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  The Company has experienced losses since inception and has a working capital deficiency of $1,721,226 as at December 31, 2011.  During the years ended December 31, 2011, 2010 and 2009, the Company incurred net losses of $258,484, $258,529 and $406,077, respectively, and cash used in operations was $117,188, $94,364 and $310,349, respectively.  The Company financed its operations via the issuance of common stock, bank loans and related party debt.  The Company’s ability to realize its assets and discharge its liabilities in the normal course of business is dependent upon continued support of its creditors and shareholders, securing new sources of capital and financing, and the establishment of operations that provide the Company with positive cash flows.  The Company is currently attempting to obtain additional financing from its existing shareholders and other strategic investors to continue its operations.  However, there can be no assurance that the Company will obtain additional funds from these sources.  Even if additional funds are obtained, they may not be on terms favourable to the Company.

These conditions create substantial doubt about the Company’s ability to continue as a going concern.  A failure to continue as a going concern would require that stated amounts of assets and liabilities be reflected on a liquidation basis that would materially differ from the current presentation on the going concern basis.